Unaudited Interim Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Operating activities
Net loss	$ (1,555,183)	$ (1,578,762)
Adjustments to reconcile net (loss) profit to net cash provided by operating activities:
Depreciation and Amortization of intangible assets	2,542,432	2,486,283
Stock-based compensation		18,826
Interest expense	341,123	220,992
Deferred tax		11,269
Recovery of doubtful accounts, net		(2,842)
Provision for withholding taxes receivable	98,226
(Gain) Loss from fixed assets disposal	(2,189)	43
Changes in operating assets and liabilities:
Accounts and other receivables	(673,605)	(148,074)
Other current assets	(1,005,395)	88,282
Inventory	(2,105,633)	(70,808)
Amount due from related parties	365,594	129,256
Other non-current assets	(98,693)	186,250
Trade and other payables	872,339	(592,783)
Other current liabilities	28,428	(5,404)
Income tax payables		(47,099)
Amount due to related parties	2,566,716	422,211
Withholding taxes receivable	522,688	(356,170)
Provision for employee benefits	146,100	107,961
Net cash provided by operating activities	2,042,948	869,431
Investing activities
Purchase of property and equipment	(2,251,341)	(188,890)
Proceeds from fixed assets disposal	2,598	165
Purchase of intangible assets		(5,524)
Cash acquired from acquisition of a subsidiary	24,276
Net cash used in investing activities	(2,224,467)	(194,249)
Financing activities
Proceeds from borrowings	1,622,855	3,516,143
Repayment of borrowings	(378,046)	(1,207,112)
Interest paid	(269,389)	(72,823)
Lease payments	(977,073)	(1,401,490)
Net cash (used in) provided by financing activities	(1,653)	834,718
Effect of exchange rate changes on cash	(554,528)	(178,352)
Net (decrease) increase in cash and cash equivalents, and restricted cash	(737,700)	1,331,548
Cash and cash equivalents, and restricted cash at beginning of year	10,129,910	7,687,721
Cash and cash equivalents, and restricted cash at end of period	$ 9,392,210	$ 9,019,269